Insurance - Summary of the Insurance Liability by Remaining Coverage and Incurred Claims (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2025	Oct. 31, 2024
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Insurance contract liabilities, beginning of year	$ 17,248	$ 13,349
Insurance service results	(358)	(347)
Net finance expenses from insurance contracts	1,048	2,206
Total cash flows	1,724	2,040
Other changes in the net carrying amount of the insurance contract	(796)
Insurance contract liabilities, end of year	18,866	17,248
Liabilities for remaining coverage [member]
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Insurance contract liabilities, beginning of year	17,047	13,114
Insurance service results	(2,406)	(1,448)
Net finance expenses from insurance contracts	1,048	2,206
Total cash flows	3,763	3,176
Other changes in the net carrying amount of the insurance contract	(785)	(1)
Insurance contract liabilities, end of year	18,667	17,047
Liabilities for incurred claims [member]
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Insurance contract liabilities, beginning of year	201	235
Insurance service results	2,048	1,101
Total cash flows	(2,039)	(1,136)
Other changes in the net carrying amount of the insurance contract	(11)	1
Insurance contract liabilities, end of year	$ 199	$ 201